Average Annual Total Returns{- Fidelity Conservative Income Municipal Bond Fund} - 12.31 Fidelity Conservative Income Municipal Bond Fund Institutional Class PRO-12 - Fidelity Conservative Income Municipal Bond Fund
	Institutional Class Return Before Taxes Past 1 year	Institutional Class Return Before Taxes Past 5 years	Institutional Class Return Before Taxes Since Inception		Institutional Class After Taxes on Distributions Past 1 year	Institutional Class After Taxes on Distributions Past 5 years	Institutional Class After Taxes on Distributions Since Inception		Institutional Class After Taxes on Distributions and Sales Past 1 year	Institutional Class After Taxes on Distributions and Sales Past 5 years	Institutional Class After Taxes on Distributions and Sales Since Inception		LB319 Past 1 year	LB319 Past 5 years	LB319 Since Inception		F1872 Past 1 year	F1872 Past 5 years	F1872 Since Inception
Total	0.05%	1.11%	0.85%	[1]	0.05%	1.11%	0.85%	[1]	0.13%	1.09%	0.84%	[1]	0.31%	1.44%	1.07%	[1]	0.21%	1.18%	0.86%	[1]

[1]	(a)From October 15, 2013